Capital risk management - Schedule of capital (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CAPITAL RISK MANAGEMENT [Abstract]
Equity	$ 1,052.3	$ 789.2
Long-term debt	397.0	396.0
Gross capital	1,449.3	1,185.2
Cash and cash equivalents	(105.2)	(185.5)	$ (200.8)
Total	$ 1,344.1	$ 999.7